SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of cash and cash equivalents) (Parentheticals) (Details)	12 Months Ended
Mar. 31, 2023
Supplemental Cash Flow Information [Abstract]
Rate of cashable guaranteed investment certificate	2.75%